Exhibit 99.5

Monthly Investor Report: Verizon Master Trust - VZMT 2024-1

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

October 2025	11/20/2025	22	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total

Class A-1a	12/22/25	12/20/2028	$835,260,000.00		5.00%			5.00%

Class A-1b	12/22/25	12/20/2028	$278,500,000.00	31	SOFR +0.65%	11/13/2025	4.14202%	4.79%

Class B	12/22/25	12/20/2028	$85,150,000.00		4.69%			4.69%

Class C	12/22/25	12/20/2028	$51,090,000.00		5.49%			5.49%

Total			$1,250,000,000.00

Series 2024-1 Allocation % x Group One Available Funds	$91,265,277.23
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$91,265,277.23

Beginning of Period Reserve Account Balance	$13,623,978.20
Required Reserve Amount	$13,623,978.20
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$13,623,978.20

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$92.80	$92.80	$0.00	$0.00	$91,265,184.43
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$91,265,184.43
Asset Representations Reviewer Fee	$48.68	$48.68	$0.00	$0.00	$91,265,135.75
Supplemental ARR Fee	$194.72	$194.72	$0.00	$0.00	$91,264,941.03
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$91,263,691.03
Servicing Fee	$966,512.23	$966,512.23	$0.00	$0.00	$90,297,178.80
Class A-1a Note Interest	$3,480,250.00	$3,480,250.00	$0.00	$0.00	$86,816,928.80
Class A-1b Note Interest	$1,149,219.57	$1,149,219.57	$0.00	$0.00	$85,667,709.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$85,667,709.23
Class B Note Interest	$332,794.58	$332,794.58	$0.00	$0.00	$85,334,914.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$85,334,914.65
Class C Note Interest	$233,736.75	$233,736.75	$0.00	$0.00	$85,101,177.90
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$85,101,177.90
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$85,101,177.90
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$85,101,177.90
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$85,101,177.90
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$85,101,177.90
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$85,101,177.90
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$85,101,177.90
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$85,101,177.90
Class R Interest	$85,101,177.90	$85,101,177.90	$0.00	$0.00	$0.00

Total	$91,265,277.23	$91,265,277.23	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,480,250.00	$0.00	$0.00	$3,480,250.00
Class A-1b	$0.00	$0.00	$1,149,219.57	$0.00	$0.00	$1,149,219.57
Class B	$0.00	$0.00	$332,794.58	$0.00	$0.00	$332,794.58
Class C	$0.00	$0.00	$233,736.75	$0.00	$0.00	$233,736.75

Total	$0.00	$0.00	$5,196,000.90	$0.00	$0.00	$5,196,000.90

	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	NotePool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.17	$0.00	$4.17	$835,260,000.00	1.00	$835,260,000.00	1.00
Class A-1b	$1,000.00	$4.13	$0.00	$4.13	$278,500,000.00	1.00	$278,500,000.00	1.00
Class B	$1,000.00	$3.91	$0.00	$3.91	$85,150,000.00	1.00	$85,150,000.00	1.00
Class C	$1,000.00	$4.58	$0.00	$4.58	$51,090,000.00	1.00	$51,090,000.00	1.00

Total	$1,000.00	$4.16	$0.00	$4.16	$1,250,000,000.00	1.00	$1,250,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$625,000,000.00		$625,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.